Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Operating Segment Information

The following tables present our segment information for the years ended December 31, 2014, 2013 and 2012. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year ended December 31, 2014
	Core OTA	trivago	Egencia	eLong	Corporate & Eliminations	Total
	(In thousands)
Third-party revenue	$4,905,150	$280,555	$399,704	$178,076	$—	$5,763,485
Intersegment revenue	—	132,964	—	—	(132,964)	—

Revenue	$4,905,150	$413,519	$399,704	$178,076	$(132,964)	$5,763,485

Adjusted EBITDA	$1,387,386	$3,917	$60,933	$(26,660)	$(400,788)	$1,024,788
Depreciation	(139,509)	(1,360)	(20,032)	(6,710)	(98,206)	(265,817)
Amortization of intangible assets	—	—	—	—	(79,615)	(79,615)
Stock-based compensation	—	—	—	—	(85,011)	(85,011)
Legal reserves, occupancy tax and other	—	—	—	—	(41,539)	(41,539)
Restructuring and related reorganization charges	—	—	—	—	(25,630)	(25,630)
Realized gain on revenue hedges	(9,412)	—	—	—	—	(9,412)

Operating income (loss)	$1,238,465	$2,557	$40,901	$(33,370)	$(730,789)	517,764

Other expense, net						(53,123)

Income before income taxes						464,641
Provision for income taxes						(91,691)

Net income						372,950
Net loss attributable to noncontrolling interests						25,147

Net income attributable to Expedia, Inc.						$398,097

	Year ended December 31, 2013
	Core OTA	trivago	Egencia	eLong	Corporate & Eliminations	Total
	(In thousands)
Third-party revenue	$4,069,284	$173,039	$364,923	$164,013	$—	$4,771,259
Intersegment revenue	—	42,755	—	—	(42,755)	—

Revenue	$4,069,284	$215,794	$364,923	$164,013	$(42,755)	$4,771,259

Adjusted EBITDA	$1,171,863	$18,450	$59,801	$(11,991)	$(359,400)	$878,723
Depreciation	(108,459)	(570)	(15,797)	(5,442)	(81,476)	(211,744)
Amortization of intangible assets	—	—	—	—	(71,731)	(71,731)
Stock-based compensation	—	—	—	—	(130,173)	(130,173)
Acquisition-related and other	—	—	—	—	(9,829)	(9,829)
Legal reserves, occupancy tax and other	—	—	—	—	(77,919)	(77,919)
Realized gain on revenue hedges	(11,267)	—	—	—	—	(11,267)

Operating income (loss)	$1,052,137	$17,880	$44,004	$(17,433)	$(730,528)	366,060

Other expense, net						(65,367)

Income before income taxes						300,693
Provision for income taxes						(84,335)

Net income						216,358
Net loss attributable to noncontrolling interests						16,492

Net income attributable to Expedia, Inc.						$232,850

	Year ended December 31, 2012
	Core OTA	trivago	Egencia	eLong	Corporate & Eliminations	Total
	(In thousands)
Third-party revenue	$3,620,976	$—	$291,392	$117,979	$—	$4,030,347
Intersegment revenue	—	—	—	—	—	—

Revenue	$3,620,976	$—	$291,392	$117,979	$—	$4,030,347

Adjusted EBITDA	$1,068,472	$—	$53,709	$(1,487)	$(317,819)	$802,875
Depreciation	(77,263)	—	(12,533)	(4,270)	(70,181)	(164,247)
Amortization of intangible assets	—	—	—	—	(31,705)	(31,705)
Stock-based compensation	—	—	—	—	(64,596)	(64,596)
Legal reserves, occupancy tax and other	—	—	—	—	(117,025)	(117,025)
Realized loss on revenue hedges	6,422	—	—	—	—	6,422

Operating income (loss)	$997,631	$—	$41,176	$(5,757)	$(601,326)	431,724

Other expense, net						(81,667)

Income from continuing operations before income taxes						350,057
Provision for income taxes						(47,078)

Income from continuing operations						302,979
Discontinued operations, net of taxes						(22,539)

Net income						280,440
Net income attributable to noncontrolling interests						(269)

Net income attributable to Expedia, Inc.						$280,171

Schedule of Revenue by Geographic Area

The following table presents revenue by geographic area, the United States and all other countries, based on the geographic location of our websites or points of sale for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Revenue
United States	$3,046,520	$2,510,162	$2,226,856
All other countries	2,716,965	2,261,097	1,803,491

	$5,763,485	$4,771,259	$4,030,347

Schedule of Property and Equipment by Geographic Area

The following table presents property and equipment, net for the United States and all other countries, as of December 31, 2014 and 2013:

	As of December 31,
	2014	2013
	(In thousands)
Property and equipment, net
United States	$446,044	$398,384
All other countries	107,082	82,318

	$553,126	$480,702